LEASES -Summary of components of lease cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating lease cost:
Amortization of land use right	$ 3,333	$ 3,300
Operating lease costs	1,108	1,409
Short-term lease costs	405	1,049
Total lease costs	$ 4,846	$ 5,758